Financial Information by Segments (Details) - Schedule of financial information by segments - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	$ 54,159,247	$ 55,620,356	$ 35,869,314
Cost of sales	(39,683,861)	(39,968,186)	(29,211,724)
Gross profit (loss)	14,475,386	15,652,170	6,657,590
Administrative expenses	(2,456,700)	(2,042,642)	(2,019,328)
Other income (expenses), net	71,845	(77,406)	546,749
Interest income		65,948	107,826
Interest income and dividends	445,879
Interest expense	(56,352)	(87,445)	(53,746)
Loss on financial instruments	(778,649)
Exchange rate gain (loss), net	(540,828)	325,011	(363,164)
Income (loss) before income taxes	11,160,581	13,835,636	4,875,927
Income taxes	(3,299,522)	(4,389,769)	2,077,844
Net income (loss) for the year	7,861,059	9,445,867	2,798,083
Depreciation and Amortization	1,116,872	1,175,108	1,452,271
Total assets	67,632,903	57,342,572	45,503,647
Total liabilities	19,638,527	15,542,504	12,484,988
Acquisitions of property, plant and equipment	1,696,485	1,066,422	951,205
Mexico [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	30,914,890	29,678,133	19,660,889
Cost of sales	(21,575,758)	(21,337,462)	(15,459,258)
Gross profit (loss)	9,339,132	8,340,671	4,201,631
Administrative expenses	(1,096,330)	(907,798)	(1,117,817)
Other income (expenses), net	(71,202)	(77,530)	52,656
Interest income		65,631	107,605
Interest income and dividends	415,704
Interest expense	(485)	(28,904)	(5,108)
Loss on financial instruments	(778,649)
Exchange rate gain (loss), net	(540,770)	325,389	(483,822)
Income (loss) before income taxes	7,267,400	7,717,459	2,755,145
Income taxes	(2,565,834)	(2,472,751)	1,747,568
Net income (loss) for the year	4,701,566	5,244,708	1,007,577
Depreciation and Amortization	627,078	667,167	693,362
Total assets	44,025,917	47,917,643	33,386,043
Total liabilities	8,375,028	7,828,384	6,944,579
Acquisitions of property, plant and equipment	151,783	367,496	278,700
USA [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	5,867,193	8,216,595	5,549,366
Cost of sales	(5,764,239)	(7,159,354)	(5,677,213)
Gross profit (loss)	102,954	1,057,241	(127,847)
Administrative expenses	(286,611)	(256,875)	(240,726)
Other income (expenses), net	1,015,586	454,303	505,946
Interest income		317	222
Interest income and dividends	30,175
Interest expense	(55,867)	(61,494)	(16,104)
Exchange rate gain (loss), net	(58)	(378)	1,510
Income (loss) before income taxes	806,179	1,193,114	123,001
Income taxes	(88,679)	(477,380)	118,926
Net income (loss) for the year	717,500	715,734	4,075
Depreciation and Amortization	236,601	270,119	332,186
Total assets	12,930,111	10,836,083	9,237,831
Total liabilities	7,243,113	5,544,135	4,797,682
Acquisitions of property, plant and equipment	252,116	288,487	41,054
Brazil [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	17,377,164	17,725,628	10,659,059
Cost of sales	(12,343,864)	(11,471,370)	(8,075,253)
Gross profit (loss)	5,033,300	6,254,258	2,583,806
Administrative expenses	(1,618,151)	(877,969)	(660,785)
Other income (expenses), net	140,205	1,793	(11,854)
Interest income			0
Interest expense	(383,646)	(96,486)	(66,007)
Exchange rate gain (loss), net	(60,625)	(120,300)	(1,096,416)
Income (loss) before income taxes	3,111,083	5,161,296	748,744
Income taxes	(645,009)	(1,439,638)	211,350
Net income (loss) for the year	2,466,074	3,721,658	537,394
Depreciation and Amortization	253,193	237,822	426,723
Total assets	14,149,332	8,815,051	5,807,121
Total liabilities	7,492,843	12,396,190	3,670,075
Acquisitions of property, plant and equipment	1,292,586	410,439	631,451
Eliminations between segments [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Administrative expenses	544,392
Other income (expenses), net	(1,012,744)	(455,972)
Interest expense	383,646	99,439	33,473
Exchange rate gain (loss), net	60,625	120,300	1,215,564
Income (loss) before income taxes	(24,081)	(236,233)	1,249,037
Net income (loss) for the year	(24,081)	(236,233)	1,249,037
Total assets	(3,472,457)	(10,226,205)	(2,927,348)
Total liabilities	$ (3,472,457)	$ (10,226,205)	$ (2,927,348)